NeoForce Group, Inc. Acquisition - Fair Values of Assets Acquired (Detail) - USD ($)	Sep. 30, 2015	Sep. 08, 2015
Business Acquisition [Line Items]
Goodwill	$ 718,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Net tangible assets acquired		$ 39,000
Goodwill		718,000
Net Assets Acquired		1,153,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Net tangible assets acquired		260,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member] | Patents [Member]
Business Acquisition [Line Items]
Net tangible assets acquired		$ 136,000